Commitments and contingencies - Expected Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	$ 1,286
Minimum sublease receipts	(169)
Service and manufacturing	1,195
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	448
Minimum sublease receipts	(143)
Service and manufacturing	403
1 - 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	633
Minimum sublease receipts	(26)
Service and manufacturing	283
4 - 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	105
Minimum sublease receipts	0
Service and manufacturing	259
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	100
Minimum sublease receipts	0
Service and manufacturing	$ 250